Operating Segments - Summary of Revenue Sales of Uranium Inventory From Major Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	$ 15,507	$ 42,700
Customer A [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	10,862
Customer B [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory		15,318
Customer C [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory		22,353
Customer D [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory		$ 5,029
Customer E [Member]
Disclosure of major customers [line items]
Revenue from sales of uranium inventory	$ 4,645